Equity (Details Narrative)	1 Months Ended
	Jul. 22, 2020 USD ($) integer $ / shares shares	Jun. 15, 2020 USD ($) integer $ / shares shares
Equity
Shares issued price per shares | $ / shares	$ 0.25	$ 0.01
Common Stock Sold | shares	2,433,332	317,389
Aggregate proceeds of shares | $	$ 608,333	$ 3,174
Number of accredited investors | integer	8	4